Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenues	$ 691,796	$ 573,957		$ 487,763
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 99,945	$ 107,081		$ 93,959
Percentage of revenues of the Group	14.45%	18.66%		19.26%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 79,000	$ 73,518		$ 70,801
Percentage of revenues of the Group	11.42%	12.81%		14.52%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 71,013	$ 0	[1]	$ 0	[1]
Percentage of revenues of the Group	10.27%	0.00%	[1]	0.00%	[1]

[1]	Represents an amount less than 10% of the revenues.